ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - $ / shares	Sep. 30, 2023	May 12, 2023	Feb. 02, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Debt instrument, conversion price				$ 0.06585
Common stock, shares authorized	250,000,000			250,000,000	250,000,000	150,000,000	150,000,000
Preferred stock, shares authorized	1,500,000			1,500,000		1,500,000	1,500,000
Preferred stock, par value	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Former Ensysce [Member]
Ownership percentage								71.80%
Former Ensysce [Member]
Debt instrument, conversion price								$ 0.06585
EBIR, Inc [Member]
Ownership percentage	79.20%									79.20%
EBIR, Inc [Member] | Key Personnel [Member]
Ownership percentage	19.80%									19.80%
EBIR, Inc [Member] | Unrelated Party [Member]
Ownership percentage	1.00%									1.00%
Former Ensysce [Member]
Common stock, par value								$ 0.0001
EBIR, Inc [Member]
Common stock, par value									$ 0.001	$ 0.001
Common stock, shares authorized									1,000,000	1,000,000
Preferred stock, shares authorized									100,000	100,000
Preferred stock, par value									$ 0.001	$ 0.001